Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 127,965	$ 163,030
Restricted cash, non-current	8,185	8,185
Total cash, cash equivalents and restricted cash	$ 136,150	$ 171,215	$ 188,002